Form 13F Cover Page

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
         MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                *Securities and Exchange Commission
                        Washington, D.C. 20549
      Report for the Calendar Quarter Ended December 31, 1998

          (Please read instructions before preparing form)
           Check here if Amendment{  }: Amendment Number:
                   This Amendment (Check only one):
                       {   } is a restatement.
                       {   } adds new holdings entries.

Institutional Investment Manager Filing this Report:

NAME:              ALLMERICA FINANCIAL CORPORATION
STREET:                   440 LINCOLN STREET
CITY:                         WORCESTER,
STATE:                            MA
ZIP:                             01653

Form 13F File Number:           APPLIED FOR


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of reporting Manager:

Name:     John P. Kavanaugh
Title:    Director
Phone:    508-855-2151

SIGNATURE, Place and Date Signing:

Name:     John P. Kavanaugh
CITY:     WORCESTER
STATE:    MA
DATE:     11/10/99

Report Type (Check only one):


       13F HOLDING REPORT. (Check here if all holdings
-----  of this reporting manager are reported in this report.)

  X    13F NOTICE. (Check here if no holdings reported are
----- in this report, and all holdings are reported by other reporting manager(s).)

       13F COBINATION REPORT. (Check here if a portion of the ----- holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                            Form 13F Summary Page

Report Summary:

Number of Other Included Managers: See Below


Form 13F Information Table Entry Total: None


Form 13F Information Table Value Total: None

List of Other Included Managers:

NAME:         FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
STREET:                   440 LINCOLN STREET
CITY:                         WORCESTER,
STATE:                            MA
ZIP:                             01653

Form 13F File Number: 28-5460





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